As filed with the Securities and Exchange Commission on February 28, 2013
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  September 30, 2013

Date of reporting period:  December 31, 2012

Item 1. Schedules of Investments.

Chase Growth Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 97.3%
	Aerospace/Aircraft - 3.4%
21,400	Precision Castparts Corp.	$4,053,588

	Beverage - 1.5%
51,560	Coca-Cola Co.	1,869,050

	Broadcast Media - 3.7%
117,700	CBS Corp. - Class B	4,478,485

	Chemicals - 3.3%
68,140	FMC Corp.	3,987,553

	Chemicals - Specialty - 2.9%
51,800	Eastman Chemical Co.	3,524,990

	Computer - Semiconductors - 1.0%
60,600	Intel Corp.	1,250,178

	Computer Hardware - 5.3%
11,975	Apple Inc.	6,383,034

	Computer Software -Desktop/Small Business - 2.0%
91,400	Microsoft Corp.	2,443,122

	Consumer Finance - 2.8%
87,300	Discover Financial Services	3,365,415

	Drugs - Generic - 3.5%
49,140	Watson Pharmaceuticals, Inc. *	4,226,040

	Drugs - Proprietary - 3.0%
55,900	Abbott Laboratories	3,661,450

	Electrical Equipment - 2.5%
48,200	Thermo Fisher Scientific, Inc.	3,074,196

	Energy/Oil & Gas Drilling - 3.0%
61,800	Ensco PLC - Class A +	3,663,504

	Energy/Oil Service - 5.2%
45,300	Cameron International Corp. *	2,557,638
54,430	National Oilwell Varco, Inc.	3,720,291
		6,277,929
	Engineering/Construction - 3.2%
142,100	Quanta Services, Inc. *	3,877,909

	Finance/Information Services - 2.4%
5,810	MasterCard, Inc. - Class A	2,854,337

	Healthcare Distribution - 2.6%
31,900	McKesson Corp.	3,093,024

	Household Products - 3.0%
34,060	Colgate-Palmolive Co.	3,560,632

	Information Services - 3.2%
26,280	Alliance Data Systems Corp. *	3,804,293

	Internet Retail - 4.0%
95,600	eBay, Inc. *	4,877,512

	Internet Software & Services - 3.1%
5,279	Google, Inc. - Class A *	3,744,764

	Machinery - 5.3%
26,300	Flowserve Corp.	3,860,840
52,500	Ingersoll-Rand PLC +	2,517,900
		6,378,740
	Media and Advertising - 4.9%
136,900	Liberty Interactive Corp. - Class A *	2,694,192
56,600	Scripps Networks Interactive, Inc. - Class A	3,278,272
		5,972,464
	Railroad - 3.7%
35,160	Union Pacific Corp.	4,420,315

	Retail - Discount - 6.2%
36,110	Costco Wholesale Corp.	3,566,585
66,800	Target Corp.	3,952,556
		7,519,141
	Retail - Drug Stores - 4.1%
101,700	CVS Caremark Corp.	4,917,195

	Retail - Specialty - 1.8%
46,500	Dick's Sporting Goods, Inc.	2,115,285

	Telecommunication Equipment - 6.7%
49,800	Motorola Solutions, Inc.	2,772,864
84,900	QUALCOMM, Inc.	5,265,498
		8,038,362
	TOTAL COMMON STOCKS (Cost $100,251,548)	117,432,507

	SHORT-TERM INVESTMENTS - 2.2%
2,673,906	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	2,673,906
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,673,906)	2,673,906
	Total Investments in Securities (Cost $102,925,454) - 99.5%	120,106,413
	Other Assets in Excess of Liabilities - 0.5%	566,025
	NET ASSETS - 100.00%	$120,672,438

+	U.S. traded security of a foreign issuer.
*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Mid-Cap Growth Fund
Schedule of Investments
at December 31, 2012 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.3%
	Apparel - 2.5%
6,300	PVH Corp.	$699,363

	Asset Management - 2.3%
4,970	Affiliated Managers Group, Inc. *	646,846

	Auto/Auto Parts - 1.7%
22,980	LKQ Corp. *	484,878

	Business Services - 4.0%
5,820	Portfolio Recovery Associates, Inc. *	621,925
17,300	VeriFone Systems, Inc. *	513,464
		1,135,389
	Chemicals - 5.0%
8,900	Ashland, Inc.	715,649
11,900	FMC Corp.	696,388
		1,412,037
	Computer Software - Enterprise - 4.0%
37,700	Mentor Graphics Corp. *	641,654
9,300	Solarwinds, Inc. *	487,785
		1,129,439
	Consumer Goods/Services - 2.0%
11,000	Coinstar, Inc. *	572,110

	Drugs - Generic - 3.8%
2,900	Perrigo Co.	301,687
8,900	Watson Pharmaceuticals, Inc. *	765,399
		1,067,086
	Education Services - 2.1%
25,100	Grand Canyon Education, Inc. *	589,097

	Electrical Instruments - 4.3%
12,750	FEI Co.	707,115
15,600	PerkinElmer, Inc.	495,144
		1,202,259
	Energy/Oil Service - 3.9%
10,500	Bristow Group, Inc.	563,430
10,200	Oceaneering International, Inc.	548,658
		1,112,088
	Engineering/Construction - 6.6%
31,000	Quanta Services, Inc. *	845,990
14,100	Tetra Tech, Inc. *	372,945
4,700	Valmont Industries, Inc.	641,785
		1,860,720
	Finance/Banks - 2.3%
9,300	Signature Bank *	663,462

	Financial/Information Services - 2.2%
25,900	Euronet Worldwide, Inc. *	611,240

	Footwear - 2.2%
14,800	Steven Madden, Ltd. *	625,596

	Health Care Services - 1.6%
16,882	Myriad Genetics, Inc. *	460,035

	Household Prodects - 1.9%
10,200	Church & Dwight Co., Inc.	546,414

	Industrial Distributors - 2.7%
23,000	Beacon Roofing Supply, Inc. *	765,440

	Information Services - 1.8%
3,400	Alliance Data Systems Corp. *	492,184

	Internet Retail - 2.4%
14,300	IAC InterActivecorp.	676,390

	Leisure Time - 2.5%
8,500	Polaris Industries, Inc.	715,275

	Luxury Goods - 2.1%
6,500	Fossil, Inc. *	605,150

	Machinery - 1.8%
3,510	Flowserve Corp.	515,268

	Media & Advertising - 3.6%
22,400	Liberty Interactive Corp. - Class A *	440,832
10,200	Scripps Networks Interactive, Inc. - Class A	590,784
		1,031,616
	Medical Supplies - 2.3%
11,900	West Pharmaceutical Services, Inc.	651,525

	Medical Systems/Equipment - 2.0%
27,600	Hologic, Inc. *	552,828

	Personal Care - 1.9%
11,800	Elizabeth Arden, Inc. *	531,118

	Pharmaceuticals - 1.4%
29,200	Akorn, Inc. *	390,112

	Real Estate Operations - 2.1%
29,700	CBRE Group, Inc. - Class A *	591,030

	Retail - Apparel - 1.5%
22,400	Ascena Retail Group, Inc. *	414,176

	Retail - Specialty - 4.0%
10,500	Dick's Sporting Goods, Inc.	477,645
9,700	PetSmart, Inc.	662,898
		1,140,543
	Semiconductors - 3.8%
15,200	Cirrus Logic, Inc. *	440,344
30,200	Microsemi Corp. *	635,408
		1,075,752
	Telecommunication Services - 5.2%
31,800	MasTec Inc. *	792,774
16,450	NeuStar, Inc. - Class A *	689,749
		1,482,523
	Trucking - 1.8%
8,500	J.B. Hunt Transport Services, Inc.	507,535

	Utilities - Electric/Gas - 1.7%
6,300	ITC Holdings Corp.	484,533

	Utilities - Water - 2.3%
17,700	American Water Works Co., Inc.	657,201

	TOTAL COMMON STOCKS (Cost $24,761,442)	28,098,258

	SHORT-TERM INVESTMENTS - 1.3%
379,109	Invesco STIT Treasury Portfolio - Institutional Class, 0.02% #	379,109
	TOTAL SHORT-TERM INVESTMENTS (Cost $379,109)	379,109
	Total Investments in Securities (Cost $25,140,551) - 100.6%	28,477,367
	Liabilities in Excess of Other Assets - (0.6)%	(164,043)
	NET ASSETS - 100.00%	$28,313,324

*	Non-income producing security.
#	Rate shown is the 7-day annualized yield as of December 31, 2012.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Chase Funds
Notes to Schedule of Investments
December 31, 2012 (Unaudited)

Note 1 – Securities Valuation

The Chase Funds’ (the “Funds”) investments in securities are carried at their fair value. Equity securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term securities having a maturity of 60 days or less are valued at their amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees (“Board”). These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Board has delegated day-to-day valuation issues to a Valuation Committee which is comprised of one or more trustees and representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed and ratified by the Board.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of December 31, 2012:

Chase Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$16,518,790	$-	$-	$16,518,790
Consumer Staples	13,913,462	-	-	13,913,462
Energy	9,941,433	-	-	9,941,433
Financials	3,365,415	-	-	3,365,415
Health Care	14,054,710	-	-	14,054,710
Industrials	18,730,552	-	-	18,730,552
Materials	7,512,543	-	-	7,512,543
Technology	33,395,602	-	-	33,395,602
Total Common Stocks	117,432,507	-	-	117,432,507
Short-Term Investments	2,673,906	-	-	2,673,906
Total Investments in Securities	$120,106,413	$-	$-	$120,106,413

Chase Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,877,804	$-	$-	$6,877,804
Consumer Staples	1,077,532	-	-	1,077,532
Energy	1,112,088	-	-	1,112,088
Financials	1,901,338	-	-	1,901,338
Health Care	3,616,730	-	-	3,616,730
Industrials	5,063,662	-	-	5,063,662
Materials	1,412,037			1,412,037
Technology	5,895,333	-	-	5,895,333
Utilities	1,141,734	-	-	1,141,734
Total Common Stocks	28,098,258	-	-	28,098,258
Short-Term Investments	379,109	-	-	379,109
Total Investments in Securities	$28,477,367	$-	$-	$28,477,367

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification.  Transfers between levels are recognized at December 31, 2012, the end of the reporting period.  The Funds recognized no transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Funds during the period ended December 31, 2012.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at December 31, 2012 was as follows*:

Chase Growth Fund

Cost of investments	$102,925,454

Gross unrealized appreciation	$18,852,218
Gross unrealized depreciation	(1,671,259)
Net unrealized appreciation	$17,180,959

Chase Mid-Cap Growth Fund

Cost of investments	$25,149,124

Gross unrealized appreciation	$3,754,800
Gross unrealized depreciation	(426,557)
Net unrealized appreciation	$3,328,243

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
              Douglas G. Hess, President

Date 2/26/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
   Douglas G. Hess, President

Date 2/26/2013

By (Signature and Title)* /s/ Cheryl L. King
   Cheryl L. King, Treasurer

Date 2/26/2013

* Print the name and title of each signing officer under his or her signature.